Stock-Based Awards - Components of Pre-tax Stock-Based Compensation Expense and Related Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 23, 2013	Feb. 25, 2012	Feb. 26, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-based compensation	$ 13	$ 13	$ 14
Income tax benefits	(5)	(5)	(5)
Stock-based compensation (net of tax)	$ 8	$ 8	$ 9